SHARE-BASED PAYMENTS - Instruments Outstanding (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($) shares	Mar. 31, 2017 shares $ / shares
Disclosure of classes of share capital [line items]
Issued on vesting of restricted share units | $	$ 0.0		$ 0.0
Expense from share-based payment transactions with employees | $	5.3		12.6
Mark-to-market gain/(loss) on deferred share units | $	$ 3.6		5.2
Restricted Share Units (RSU)
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		2,284,000		1,474,000
Granted (in shares)	1,676,232	1,676,232
Weighted average fair value at measurement date, other equity instruments granted | $		$ 4.14
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	687,472	687,472
Issued on vesting of restricted share units | $	$ 2.3		$ 2.9
Number of other equity instruments canceled in share-based payment arrangement (in shares)	178,931	178,931
Deferred Share Units (DSU)
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		4,802,000		4,288,000
Granted (in shares)	513,713	513,713
Expense from share-based payment transactions with employees | $		$ 1,900,000
Shares in hedging arrangement (in shares)					3,000,000
Value of hedged shares (in CAD per share) | $ / shares					$ 3.5002
Mark-to-market gain/(loss) on deferred share units | $	$ 2.4
Mark-to-market gain on DSU, hedge | $	$ 1.6
Performance Share Units (PSU)
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		2,457,000		2,521,000
Granted (in shares)	1,210,742	1,210,742
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	1,296,342	1,296,342
Fair value (in CAD per share) | $		$ 2.53
Employee stock option
Disclosure of classes of share capital [line items]
Number of share options outstanding (in shares)		1,772,000		1,831,000
Number of shares authorised (in shares)		24,900,000		24,900,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $		$ 7.80		$ 7.75
Number of shape options exercisable (in shares)		1,772,365		1,662,521
Weighted average exercise price exercisable, as at end of year (in CAD per share) | $		$ 7.80		$ 8.00
Number of share options granted in share-based payment arrangement (in shares)	0	0
Number of share options expired in share-based payment arrangement (in shares)	58,851	58,851